INVESTMENT PROPERTY OPERATING EXPENSES	12 Months Ended
Dec. 31, 2024
Investment Property Operating Expenses
INVESTMENT PROPERTY OPERATING EXPENSES	INVESTMENT PROPERTY OPERATING EXPENSES
Investment property operating expenses include the direct operating expenses of the property such as repair and maintenance, property management, property taxes, utilities, interest expenses on property related lease liabilities and other property related costs. Property operating expenses are mostly recovered through the rental recoveries charged to the tenants. The Company does not incur significant direct property operating costs from investment properties under development that did not generate rental income during the years presented below.
Investment property operating expenses were as follows:

	Years ended December 31,
	2024	2023	2022

Repair and maintenance	$2,933,350	$2,351,598	$1,661,900
Utilities	632,010	445,114	345,097
Insurance	469,823	375,108	305,878
Property management	319,650	242,098	421,534
Real estate taxes	747,297	731,261	357,457
Expected credit loss adjustments	(75,152)	(87,723)	1,470,990
Tenant-billable operating expenses	1,122,759	929,056	802,658
Interest expenses on property related lease liabilities	257,144	—	—
Other property related expenses	567,653	156,438	41,925
Total	$6,974,534	$5,142,950	$5,407,439